Current liabilities	3 Months Ended
Mar. 31, 2023
Current liabilities
Current liabilities

7. Other current liabilities

At March 31, 2023, other current liabilities amount to € 4,908,000 (December 31, 2022: € 8,687,000). At March 31, 2023 and December 31, 2022, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.